                                   SEMIANNUAL
                                     REPORT

================================================================================
                               SEPTEMBER 30, 1995

MAILING ADDRESS:
  SAFECO MUTUAL FUNDS
  P.O. BOX 34890
  SEATTLE, WA 98124-1890

FOR ACCOUNT INFORMATION
OR TELEPHONE TRANSACTIONS:
  NATIONWIDE: 1-800-624-5711
  SEATTLE: 545-7319
  TTY/TDD: 1-800-438-8718

                                   SAFECO
                                   MONEY MARKET
                                   FUNDS


                                                                        --------

                                                                    SAFECO MONEY
                                                                     MARKET FUND

                                                                 SAFECO TAX-FREE
                                                               MONEY MARKET FUND

                                                             [LOGO] SAFECO
                                                                    MUTUAL FUNDS

================================================================================

                             PERFORMANCE INFORMATION

================================================================================
SAFECO MONEY MARKET FUND
AVERAGE WEEKLY YIELD
FOR SIX-MONTH PERIOD ENDED SEPTEMBER 25, 1995

[GRAPH 1]                                      Graph appears here comparing the
                                               average weekly yield of the Fund
SAFECO MONEY MARKET FUND                       to the IBC/Donoghue average yield
                                               for the six-month period ended
IBC/DONOGHUE MONEY FUND AVERAGE                September 25, 1995.

================================================================================
SAFECO TAX-FREE MONEY MARKET FUND
AVERAGE WEEKLY YIELD
FOR SIX-MONTH PERIOD ENDED SEPTEMBER 25, 1995

[GRAPH 2]                                      Graph appears here comparing the
                                               average weekly yield of the Fund
SAFECO MONEY MARKET FUND                       to the IBC/Donoghue average yield
                                               for the six-month period ended
IBC/DONOGHUE MONEY FUND AVERAGE                September 25, 1995.

SAFECO TAX-FREE MONEY MARKET FUND

IBC/DONOGHUE TAX-FREE MONEY FUND AVERAGE


         Yields are historical and not predictive of future performance.

TABLE OF CONTENTS
================================================================================
President's Letter                                                             1
SAFECO Money Market Fund                                                       2
SAFECO Tax-Free Money Market Fund                                              6
Financial Statements                                                          12
Notes to Financial Statements                                                 15
================================================================================

================================================================================

                            LETTER FROM THE PRESIDENT
                                November 1, 1995

DEAR SHAREHOLDER:

     As it was in 1994, so it has been in 1995: The health of the U.S. economy is the theme driving the financial markets. The marked difference between the two years is the change in investor perception of the economy.

     Investors now seem to see the economy as growing at healthy, sustainable levels with little inflationary pressure. This change in attitude, coupled with the concept of declining interest rates, has brought surprising strength to both the bond and stock markets.

     The stock market as measured by the S&P Index climbed 29.71% in the 12 months ending September 30, 1995. The bond market as measured by the Lehman Brothers Government/Corporate Index returned 14.35% over the same period. These gains far outpace historical averages.

     The slow domestic economic growth, low inflation and falling interest rates that we are experiencing creates an environment that is traditionally beneficial for bonds. The same circumstances are generally positive for the stocks of companies that are able to grow their earnings. Companies whose earnings don't meet analysts' expectations are likely to disappoint investors. In this climate, stock picking ability is critical to good performance.

     Beyond that, it is not our practice to prognosticate. We don't believe we can predict short-term trends or be successful timing the market. So, we try to stay fully invested in the best positions at the best prices we can find.

     We urge investors to take a longer view to investing as well.

[PHOTO] DAVID F. HILL

     Our advice is, as always, don't try to divine what the market will do tomorrow or next month. Concentrate instead on making sure your investment vehicles are of high quality and that they match the time horizons of your investment objectives.

     To help investors do that, we offer educational materials, including the SAFECO Mutual Funds Personal Financial Planning Program. Please call us for your free copy of this educational booklet and planning worksheets. For automated performance information, try our new menu-driven price and yield line. We've upgraded and expanded this service to provide historical performance as well as dividends and capital gain information. To access it simply dial 800-835-4391 (545-5113 in Seattle).

     As always, we truly value your continued confidence in SAFECO Mutual Funds.

Sincerely,

/s/ David F. Hill
---------------------
David F. Hill
President

================================================================================
                                      - 1 -

================================================================================

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                                November 1, 1995

[PHOTO] Naomi Urata

     The SAFECO Money Market Fund's seven-day current yield decreased from 5.42% to 5.05% in the six months ending September 30, 1995. This slightly underperformed the average money fund yield of 5.18% reported by IBC/Donoghue on September 25, 1995. The Fund's total return of 5.09% surpassed the consumer price index, a broad inflation measure, which climbed 2.50% for the 12 months ending September 30, 1995.

     The fall in short-term yields was driven by the Federal Reserve's July reduction in the Federal Funds rate of .25% to 5.75%. This move brought the Fed to a neutral position on monetary policy. Since the Fed's move, short-term rates have traded lower and then slightly higher due to uncertainty regarding another drop in the Federal Funds rate.

     I believe that the Fed will hold rates steady through the end of the year as long as the economy continues its slow growth scenario. Recent data suggest the U.S. economy grew at about 3% during the third quarter. Gross Domestic Product (GDP) is projected to grow at 2.00-2.50% in the fourth quarter. The two main determinants of inflation (real wage growth and productivity) suggest inflation is subdued. Wage growth has been restrained as productivity has improved.

     The commercial paper rates in the short-end are currently inverted out to 180 days (30-day rates are 5.73%, higher than 180-day rates, which are 5.58%). This inversion suggests that market participants believe that short-term rates will decline in the next six months.

     Going toward the future, the yield on the Fund should fall, and then stabilize in tandem with rates. I believe this stabilization will occur at, or slightly below, our current yields.

     In the event the Fed reduces the Fed Funds rate further, I will extend the average maturity of the Fund to lock in current yields. In the meantime, with a 44-day average maturity, we're taking advantage of the present inversion.

     The SAFECO Money Market Fund will continue its objective of seeking as high a level of current income as is compatible with maintaining a net asset value per share of $1.00 and providing liquidity for your cash needs. I will take advantage of opportunities to buy low-cost, high-quality investments that satisfy our high credit standards. I follow these objectives to provide a safe vehicle for your short-term investment needs such as harboring your cash, or saving -- for emergencies, for a new car, for a down payment on a home.

/s/ Naomi Urata
--------------------
Naomi Urata

================================================================================

================================================================================

                                   HIGHLIGHTS
                            SAFECO MONEY MARKET FUND
                      As of September 30, 1995 (Unaudited)


WEIGHTED AVERAGE MATURITY                                                44 days
================================================================================
TOTAL RETURN (1 YEAR)                                                      5.09%


PORTFOLIO CREDIT QUALITY                                                PERCENT
===============================================================================
Highest Rated (1)                                                        100.0%
Split Rated (2)                                                            0.0
Not Rated (3)                                                              0.0
                                                                        -------
                                                                         100.0%
                                                                        -------

(1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.

(2) Rated highest by one organization and second highest by another.

(3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.

================================================================================
SAFECO MONEY MARKET FUND
TOP 5 TYPES OF SHORT-TERM INVESTMENTS AS OF
SEPTEMBER 30, 1995

[GRAPH 3]

Graph here shows the percentage of total assets invested in each of the five largest types of investments held by the Fund.

================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
COMMERCIAL PAPER - 81.9%

ASSET BACKED - 17.6%
                Apreco, Inc.
  $4,000        5.67%, due 11/07/95                                     $  3,977
   3,625        5.67%, due 10/27/95                                        3,610

                Ciesco L.P.
   4,000        5.70%, due 10/30/95                                        3,981
   3,000        5.63%, due 11/02/95                                        2,985

                Corporate Asset Funding Co.
   4,000        5.70%, due 10/03/95                                        3,998
   4,000        5.67%, due 11/21/95                                        3,967

              - Receivables Capital Corp. 4(2)
   3,000        5.75%, due 10/02/95                                        2,999
   4,000        5.70%, due 11/29/95                                        3,962

BANKS-DOMESTIC - 1.8%
   3,000        Norwest Corp.
                5.73%, due 10/24/95                                        2,989

BANKS-FOREIGN - 11.0%
   4,000        Abbey National North America
                5.62%, due 1/08/96                                         3,938

   1,500        Cheltenham & Gloucester Building Society
                5.60%, due 12/08/95                                        1,484

   3,000        Halifax Building Society
                5.62%, due 10/06/95                                        2,998

   3,000        National & Provincial Building Society
                5.77%, due 10/16/95                                        2,993

                National Australia Funding (DE), Inc.
   3,000        5.75%, due 11/20/95                                        2,976
   4,000        5.62%, due 10/05/95                                        3,997

COMPUTER SYSTEMS - 1.2%
   2,000         Epson America, Inc.
                 5.80%, due 10/25/95                                       1,991

CONGLOMERATE - 2.4%
   4,000         B.A.T. Capital Corp.
                 5.70%, due 10/18/95                                       3,989


FINANCE-AUTO - 14.8%
                 Ford Motor Credit Co.
   4,000         5.68%, due 12/07/95                                       3,957
   3,000         5.50%, due 10/04/95                                       2,998

                 General Motors Acceptance Corp.
   4,000         5.70%, due 11/28/95                                       3,963
   4,000         5.58%, due 1/26/96                                        3,927

                 Mitsubishi Motors Credit of America, Inc.
   4,000         5.72%, due 1/05/96                                        3,938
   3,000         5.55%, due 12/05/95                                       2,970

   3,000         New Center Asset Trust
                 5.70%, due 10/10/95                                       2,995

FINANCE-DIVERSIFIED & BUSINESS - 8.9%

                 General Electric Capital Corp.
   4,000         5.65%, due 1/19/96                                        3,930
   4,000         5.64%, due 12/01/95                                       3,961

                 Heller Financial, Inc.
   3,000         5.76%, due 11/27/95                                       2,972
   4,000         5.69%, due 10/26/95                                       3,984

FINANCE-EQUIPMENT LEASING - 3.6%

   3,000         International Lease Finance Corp.
                 5.63%, due 10/16/95                                       2,992

   3,000         Sanwa Business Credit Corp.
                 5.67%, due 11/09/95                                       2,981




                        See Notes to Financial Statements
================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                      SAFECO MONEY MARKET FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)

PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
FINANCIAL SERVICES-BROKERAGE - 3.5%
  $3,000     CS First Boston Group, Inc.
             5.60%, due 10/12/95                                        $  2,994

   3,000     Merrill Lynch & Co., Inc.
             5.67%, due 1/03/96                                            2,955

INSURANCE NON-AFFILIATED MULTI-LINE - 3.5%
             Prudential Funding Corp.
   3,000     5.65%, due 12/11/95                                           2,966
   3,000     5.44%, due 1/10/96                                            2,954

MISCELLANEOUS - 2.3%
   4,000     Tasmanian Public Finance Corp.
             5.57%, due 3/25/96                                            3,890

OIL & GAS - 2.4%
   4,000     Tonen Energy International Corp.
             5.75%, due 12/14/95                                           3,952

PAPER PRODUCTS - 2.4%
   4,000     Southeast Paper Manufacturing Co.
             5.64%, due 12/18/95                                           3,950

TOBACCO - 2.4%
   4,000     Philip Morris Cos., Inc.
             5.67%, due 10/23/95                                           3,986

UTILITIES-ELECTRIC - 4.1%
   4,000     AES Barbers Point, Inc.
             5.63%, due 12/21/95                                           3,947

   3,000     AES Shady Point, Inc.
             5.83%, due 10/20/95                                           2,990
                                                                        --------

TOTAL COMMERCIAL PAPER                                                   136,986
                                                                        --------


U.S. GOVERNMENT AND AGENCY SECURITIES - 12.3%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.4%
     570     6.30%, due 10/02/95                                             570

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.9%
  20,000      5.65%, due 10/04/95                                         19,987
                                                                        --------
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES                                                         20,557
                                                                        --------
FLOATING RATE MEDIUM-TERM NOTES - 7.8%
   8,000     Household Finance Corp.
             5.86%, due 10/28/95                                           8,000

   5,000     Wachovia Bank of NC
             5.81%, due 5/31/96                                            5,000
                                                                        --------
TOTAL FLOATING RATE MEDIUM-TERM NOTES                                     13,000
                                                                        --------
TOTAL INVESTMENTS - 102.0%                                               170,543
Liabilities, less Other Assets                                            (3,285)
                                                                        --------
NET ASSETS                                                              $167,258
                                                                        ========

--------------------------------------------------------------------------------
- Security exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." At September 30, 1995, the total market value of such securities is $6,961,000 or 4.2% of net assets.

--------------------------------------------------------------------------------
  ISSUE                            ACQUISITION DATE                 COST (000'S)
--------------------------------------------------------------------------------
  Receivables Capital Corp.            8/31/95                        $3,943,000
  5.70, due 11/29/95

  Receivables Capital Corp.            8/21/95                         2,980,000
  5.75, due 10/02/95
--------------------------------------------------------------------------------



                        See Notes to Financial Statements

================================================================================
                                      - 5 -

================================================================================

                          REPORT FROM THE FUND MANAGER
                        SAFECO TAX-FREE MONEY MARKET FUND
                                November 1, 1995

[PHOTO] Mary V. Metastasio

     The SAFECO Tax-Free Money Market Fund continued to outperform its peers throughout the period, as can be seen by the graph inside the front cover of this report. It has also performed well when compared to taxable short-term options, ending the period at a taxable equivalent yield of 5.93% (based on the maximum federal tax bracket of 39.6%). Our policy of purchasing very high quality, liquid securities which are not subject to federal income tax or alternative minimum tax contributes to this superior performance.

     Your tax-free money market fund began the six-month reporting period ending September 30, 1995 with a 7-day average yield of 3.51% and ended it at 3.58%. Interest rates have not been as steady as these figures imply, however. The Fund's yield ranged from a high of 3.97% in mid-May to a low of 2.97% in mid-July.

     This fluctuation and rising of yields at a time when interest rates in general are falling is due to supply and demand.

     The tax-exempt money market has always been supply and demand driven. The market itself is much smaller than the taxable money market, and therefore more easily affected by these factors. Issuance (supply) tends to be both cyclical and political, as municipalities' use of short-term debt is tied to the fiscal years of the issuers and the fiscal beliefs of their leaders.

     On the demand side, we see fluctuations as well. For example, investors frequently use tax-free money market funds as a place to park cash while evaluating other investment opportunities. Asset levels fall when investors find stocks and long-term bonds to be attractive investments, and they rise when investors move out of these markets into cash.

     During the last six months, issuance has been quite low, minimizing supply shifts. Demand, on the other hand, has varied considerably as indicated by total assets of tax-free money market funds. These assets have ranged from $113 to $124 billion during the period. As the demand for short-term tax-exempt debt influences the interest rates that must be offered to attract investors, these asset level changes have greatly influenced fund yield levels. As the reporting period drew to a close, total assets of tax-free funds (demand) fell, and interest rates rose correspondingly.

     The future will undoubtedly bring us a tax-exempt money market which continues to be driven by supply and demand, as well as the economic factors which affect all markets. We will maintain the majority of our fund assets in very short maturity securities, giving us a great deal of flexibility to respond to changes in the market, with the remainder in longer maturities which allow us to lock in some higher yields.

     We anticipate that we will continue to be well-positioned to provide our shareholders with safety, liquidity, and an attractive and competitive tax-free yield for their short-term investment needs in any market environment.



/s/ Mary V. Metastasio
----------------------
Mary V. Metastasio



================================================================================

==================================================================================================================

                                                HIGHLIGHTS
                                             SAFECO TAX-FREE
                                            MONEY MARKET FUND
                                   As of September 30, 1995 (Unaudited)

WEIGHTED AVERAGE MATURITY                                                                                  65 DAYS
==================================================================================================================
TOTAL RETURN (1 YEAR)                                                                                        3.42%

TOP FIVE STATES                                                                              PERCENT OF NET ASSETS
==================================================================================================================
Washington                                                                                                   12.2%
Texas                                                                                                        10.7%
California                                                                                                    8.8%
Arizona                                                                                                       7.4%
Georgia                                                                                                       6.3%

PORTFOLIO CREDIT QUALITY                                                                      PERCENT OF PORTFOLIO
==================================================================================================================
Highest Rated(1)                                                                                             98.4%
Split Rated(2)                                                                                                0.0%
Not Rated(3)                                                                                                  1.6%
                                                                                                            ------
                                                                                                            100.0%
                                                                                                            ======


(1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.

(2) Rated highest by one organization and second highest by another.

(3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Fund's investment advisor.

==================================================================================================================
SAFECO TAX-FREE MONEY MARKET FUND
TOP 5 TYPES OF BONDS AS A PERCENT OF NET ASSETS
AS OF SEPTEMBER 30, 1995
                                                                                  Graph here shows the percentage
[GRAPH 4]                                                                         of total assets invested in each
                                                                                  of the five largest types of
*  Industrial Development Revenue/Pollution Control Revenue                       investments held by the Fund.

==================================================================================================================
SAFECO TAX-FREE MONEY MARKET FUND
COMPARISON OF THE FUND'S TAX-EQUIVALENT YIELDS
TO THE AVERAGE TAXABLE MONEY MARKET FUND YIELD

[GRAPH 5]                                                                         Graph here compares
                                                                                  the IBC/Donoghue
*  Represents IBC/Donoghue Taxable Money Fund on September 25, 1995.              Taxable Money Fund yield
                                                                                  on September 25, 1995 to
** Represents the SAFECO Tax-Free Money Market Fund actual yield on September     the Fund's  tax-equivalent
   30, 1995 and related tax-equivalent yields assuming various shareholder tax    yield assuming various
   brackets.                                                                      shareholders' tax brackets.

Tax-equivalent yield comparisons vary with market conditions.
==================================================================================================================

                                      - 7 -

================================================================================

                            PORTFOLIO OF INVESTMENTS
                        SAFECO TAX-FREE MONEY MARKET FUND
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
MUNICIPAL BONDS - 102.2%

ALASKA - 3.2%
              Alaska Industrial Development and
              Export Authority Revenue
   $1,295     4.60%, due 7/01/98, put date 10/06/95                       $1,295
    1,015     4.60%, due 7/01/01, put date 10/06/95                        1,015

ARIZONA - 7.4%
    3,600     Apache County Industrial
              Development Authority Pollution
              Control Revenue (Tucson Electric
              Power Co. Project)
              4.375%, due 6/15/20, put date 10/06/95                       3,600

    1,000     Apache County Industrial
              Development Authority Revenue
              (Tucson Electric Power Co.
              Springerville Project)
              4.35%, due 12/15/18, put date 10/06/95                       1,000

      800     Pima County Industrial
              Development Authority Revenue
              (Tucson Electric Power Co. Projects)
              4.35%, due 12/01/22, put date 10/06/95                         800

CALIFORNIA - 8.8%
    1,000     California Student Education
              Loan Marketing Corp. (Student
              Loan Revenue Ref. Bonds)
              4.40%, due 11/01/02, put date 11/01/95                       1,000

      200     Irvine Ranch Water District
              Consolidated Series 1989
              5.10%, due 6/01/15, put date 10/01/95                          200

    2,500     Orange County (Irvine Coast
              Assessment District #88-1)
              4.70%, due 9/02/18, put date 10/01/95                        2,500

    1,000     Orange County Local Transportation
              Authority Sales Tax Revenue
              3.60%, due 11/07/95                                          1,000

      700     Orange County Water
              District 1990 Project B
              4.85%, due 8/15/15, put date 10/01/95                          700

    1,000     South Coast Local Education
              Agencies Pooled Tax and Revenue
              Anticipation Notes
              5.00%, due 8/14/96                                           1,004

COLORADO - 2.0%
    1,500     South Denver Metropolitan
              District General Obligation
              4.00%, due 12/01/05, put date 12/01/95                       1,500

DISTRICT OF COLUMBIA - 1.4%
    1,000     District of Columbia Supplemental
              Student Loan Revenue
              4.10%, due 7/01/04, put date 7/01/96                         1,000

FLORIDA - 3.6%
      850     Dade County Equipment Special
              Obligation Revenue
              4.50%, due 10/01/99, put date 10/06/95                         850

    1,280     Florida Housing Finance Agency
              Multifamily Revenue
              5.00%, due 12/01/09, put date 12/01/95                       1,280

      470     Jacksonville Electric Authority Revenue
              (St. Johns River)
              7.25%, due 10/01/13, call date 10/02/95                        470


                        See Notes to Financial Statements
================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                  SAFECO TAX-FREE MONEY MARKET FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)




PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
GEORGIA - 6.3%
   $2,500     Marietta Housing Authority Multifamily
              Housing Revenue (Falls at Bells Ferry)
              5.25%, due 1/15/09, put date 1/15/96                        $2,500

    2,075     Municipal Electric Authority of Georgia
              4.90%, due 3/01/20, put date 3/01/96                         2,075

ILLINOIS - 3.2%
    2,320     Chicago (O'Hare International
              Airport) Revenue
              4.35%, due 1/01/15, put date 10/06/95                        2,320

IOWA - 2.7%
    1,000     Iowa Municipalities Workers Compensation
              Association Revenue
              4.10%, due 7/01/97, put date 7/01/96                         1,000

    1,000     Iowa School Corporations
              Warrant Certificates
              4.375%, due 6/28/96                                          1,006

KANSAS - 4.1%
    2,000     Manhattan Commercial Development
              Revenue (Kan/Del Hotel)
              4.80%, due 8/01/16, put date 10/06/95                        2,000

    1,000     Wichita Revenue (CSJ Health System)
              4.40%, due 10/01/11, put date 10/06/95                       1,000

KENTUCKY - 1.4%
    1,000     Clark County Pollution Control
              Revenue (East Kentucky Power Co-op)
              4.15%, due 10/15/14, put date 10/15/95                       1,000

LOUISIANA - 1.4%
    1,000     Louisiana Public Facilities Authority
              Special Insurance Assessment Revenue
              4.85%, due 12/01/13, put date 10/06/95                       1,000

MARYLAND - 3.5%
    2,075     Howard County Multifamily
              Housing Revenue (Sherwood Crossing
              Ltd. Partnership)
              4.25%, due 6/01/08, put date 6/01/96                         2,075

      500     Montgomery County Industrial
              Development Revenue (Information
              Systems & Networks)
              3.80%, due 4/01/14, put date 10/02/95                          500

MISSOURI - 5.9%
    2,100     Kansas City Industrial Development
              Authority (Coach House II Project)
              4.10%, due 12/01/15, put date 10/02/95                       2,100

      600     Kansas City Industrial Development
              Authority Multifamily Housing
              Revenue (J.C. Nichols Co.)
              4.10%, due 5/01/15, put date 10/02/95                          600

    1,600     St. Louis Planned Industrial Expansion
              Authority Industrial Development
              Revenue (Italgrani U.S.A., Inc.)
              4.00%, due 6/01/03, put date 10/02/95                        1,600

MONTANA - 4.7%
    1,200     Forsyth, Rosebud County Pollution
              Control Revenue (Pacificorp Project)
              3.65%, due 1/01/18, put date 10/03/95                        1,200

    2,215     Havre Industrial Development Revenue
              (Safeway, Inc. Projects)
              3.95%, due 6/01/06, put date 12/01/95                        2,215

NEW YORK - 1.4%
    1,000     New York State Energy R & D
              Authority PCR (Long Island Lighting
              Co. Project) 1985 Series B
              4.70%, due 3/01/16, put date 3/01/96                         1,000



                        See Notes to Financial Statements
================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                  SAFECO TAX-FREE MONEY MARKET FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)




PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
OHIO - 3.2%
   $  300     Akron Sanitary Sewer System Revenue
              4.40%, due 12/01/14, put date 10/06/95                      $  300

    2,000     Cleveland-Cuyahoga County Port
              Authority Revenue (Rock and Roll
              Hall of Fame and Museum Project)
              4.40%, due 12/01/15, put date 10/06/95                       2,000

OKLAHOMA - 1.4%
    1,000     Oklahoma Water Resources Board
              State Loan Program Revenue
              3.95%, due 9/01/23, put date 3/01/96                         1,000

PENNSYLVANIA - 0.2%
      180     Commonwealth Tax Exempt
              Mortgage Trust
              4.20%, due 11/01/05, put date 11/01/95                         180

SOUTH CAROLINA - 2.7%
    1,250     York County Pollution Control
              Revenue (North Carolina Electric
              Membership Corp. Project) Series N-6
              3.75%, due 9/15/14, put date 3/15/96                         1,250

      750     York County (Saluda River Electric
              Coop., Inc. Project) Pooled Series 1984 E-2
              3.80%, due 8/15/14, put date 2/15/96                           750

TENNESSEE - 5.3%
    3,400     Hamilton County Industrial
              Development Revenue (Komatsu
              American Manufacturing Corp.)
              4.40%, due 11/01/05, put date 10/06/95                       3,400

      500     Knox County Industrial Development
              Board Industrial Development
              Revenue (Service Merchandise)
              3.85%, due 12/01/08, put date 10/16/95                         500

TEXAS - 10.7%
      600     Austin Higher Education Authority, Inc.
              Educational Facilities Revenue
              (St. Edward's University)
              4.15%, due 8/01/10, put date 10/02/95                          600

    2,700     Cedar Hill Industrial Development Corp.
              Revenue (Minyard Properties Project)
              3.95%, due 5/01/02, put date 10/02/95                        2,700

              Harris County Housing Finance Corp.
              Multifamily Housing Revenue
              (Arbor II, Ltd. Project)
    1,000     4.20%, due 10/01/05, put date 10/01/95                       1,000
    1,000     3.95%, due 10/01/05, put date 10/01/96                       1,000

    1,500     State of Texas Tax and Revenue
              Anticipation Notes Series 1995 A
              4.75%, due 8/30/96                                           1,510

    1,000     Tarrant County Housing Finance Corp.
              Multifamily Housing Revenue
              (Lincoln Meadows Project) Series 1988
              5.00%, due 12/01/14, put date 12/01/95                       1,000

VIRGINIA - 4.1%
    2,000     Harrisonburg Development and Housing
              Authority Multifamily Housing Revenue
              (Rolling Brook Village Apts. Project)
              5.10%, due 2/01/09, put date 2/01/96                         2,000

    1,000     Peninsula Ports Authority of
              Virginia Port Facility Revenue
              (CSX Transportation, Inc. Project)
              3.80%, due 12/15/12, put date 11/08/95                       1,000

WASHINGTON - 12.2%
    2,000     Chelan County Public Utility
              District #1 Revenue
              4.20%, due 6/01/15, put date 10/06/95                        2,000



                        See Notes to Financial Statements
================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                  SAFECO TAX-FREE MONEY MARKET FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)




PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
WASHINGTON (CONTINUED)
   $1,000     Seattle Municipal Power and
              Light Revenue
              3.40%, due 11/01/15, put date 11/07/95                     $ 1,000

    1,000     Washington Public Power Supply
              System Project #2 Revenue
              4.50%, due 7/01/00, put date 10/06/95                        1,000

    2,130     Washington State Housing
              Finance Commission Revenue
              (Pioneer Human Services)
              3.85%, due 7/01/11, put date 7/07/95                         2,130

    1,535     Washington State Housing
              Finance Commission Revenue
              (YMCA of Greater Seattle Program)
              4.70%, due 7/01/11, put date 10/16/95                        1,535

    1,200     Washington State Housing
              Finance Commission Revenue
              (YMCA of Snohomish County Program)
              4.70%, due 8/01/19, put date 10/16/95                        1,200

WYOMING - 1.4%
   $1,000     Uinta County Pollution Control
              Revenue (Chevron USA, Inc. Project)
              3.75%, due 6/15/97, put date 12/15/95                      $ 1,000
                                                                         -------

TOTAL MUNICIPAL BONDS                                                     74,460
                                                                         -------

TOTAL INVESTMENTS - 102.2%                                                74,460
Liabilities, less Other Assets                                            (1,574)
                                                                         -------

NET ASSETS                                                               $72,886
                                                                         =======

--------------------------------------------------------------------------------
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on September 30, 1995. These rates change periodically based on specified market rates or indices.



                        See Notes to Financial Statements
================================================================================
                                     - 11 -

================================================================================

                      STATEMENTS OF ASSETS AND LIABILITIES
                      As of September 30, 1995 (Unaudited)



(In Thousands, Except Per-Share Amounts)           SAFECO MONEY MARKET FUND          SAFECO TAX-FREE MONEY MARKET FUND
======================================================================================================================
ASSETS
   Investments, at Value (Amortized Cost
     $170,543 and $74,460, respectively)                         $  170,543                                 $   74,460
   Cash                                                                   5                                         --
   Dividends and Interest Receivable                                     20                                        457
                                                                 ----------                                 ----------

       Total Assets                                                 170,568                                     74,917
                                                                 ----------                                 ----------


LIABILITIES
   Payables
     Capital Stock Redeemed                                           3,166                                        950
     Investment Securities Purchased                                      --                                     1,000
     Investment Advisory Fees                                            71                                         29
     Dividends                                                           26                                         21
     Notes Payable                                                        --                                        16
     Other                                                               47                                         15
                                                                 ----------                                 ----------

       Total Liabilities                                              3,310                                      2,031
                                                                 ----------                                 ----------

NET ASSETS                                                       $  167,258                                 $   72,886
                                                                 ==========                                 ==========

SHARES OUTSTANDING                                                  167,258                                     72,886
                                                                 ==========                                 ==========

NET ASSET VALUE PER SHARE
   (Net Assets Divided by Shares Outstanding)                    $     1.00                                 $     1.00
                                                                 ==========                                 ==========
----------------------------------------------------------------------------------------------------------------------



                        See Notes to Financial Statements
================================================================================

================================================================================

                            STATEMENTS OF OPERATIONS
             For the Six Months Ended September 30, 1995 (Unaudited)




(In Thousands)                                     SAFECO MONEY MARKET FUND        SAFECO TAX-FREE MONEY MARKET FUND
====================================================================================================================
INVESTMENT INCOME
   Interest                                                      $    5,203                               $    1,600


EXPENSES
   Investment Advisory Fees (Note 2)                                    431                                      191
   Shareholder Servicing Fees  (Note 2)                                 222                                       40
   Custodian Fees                                                        15                                        9
   Legal and Auditing Fees                                                9                                        7
   Reports to Shareholders                                               10                                        2
   Trustees' Fees                                                         3                                        3
   Loan Interest Expense                                                  2                                        3
                                                                 ----------                               ----------

     Total Expenses                                                     692                                      255


NET INVESTMENT INCOME AND NET CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $    4,511                               $    1,345
                                                                 ==========                               ==========
--------------------------------------------------------------------------------------------------------------------



                        See Notes to Financial Statements
================================================================================

================================================================================

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)




                                                    SAFECO MONEY MARKET FUND       SAFECO TAX-FREE MONEY MARKET FUND
                                                    ------------------------       ---------------------------------
                                                   FOR THE           FOR THE                 FOR THE         FOR THE
                                          SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED      YEAR ENDED
                                              SEPTEMBER 30          MARCH 31            SEPTEMBER 30        MARCH 31
(In Thousands)                                        1995              1995                    1995            1995
====================================================================================================================
OPERATIONS
   Net Investment Income                         $   4,511        $    6,996              $    1,345       $   2,363


DIVIDENDS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME                            (4,511)           (6,996)                 (1,345)         (2,363)


TRUST  SHARE TRANSACTIONS                           (4,700)          (14,354)                 (4,434)        (17,269)
                                                 ---------        ----------              ----------       ---------

TOTAL CHANGE IN NET ASSETS                          (4,700)          (14,354)                 (4,434)        (17,269)


NET ASSETS AT BEGINNING OF PERIOD                  171,958           186,312                  77,320          94,589
                                                 ---------        ----------              ----------       ---------

NET ASSETS AT END OF PERIOD                      $ 167,258        $  171,958              $   72,886       $  77,320
                                                 =========        ==========              ==========       =========
--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN TRUST SHARES AND AMOUNTS


SHARES SOLD                                        490,293         1,216,336                  62,506         176,342
SHARES REINVESTED                                    3,876             5,911                   1,176           2,024
SHARES REDEEMED                                   (498,869)       (1,236,601)                (68,116)       (195,635)
                                                 ---------        ----------              ----------       ---------

NET CHANGE                                          (4,700)          (14,354)                 (4,434)        (17,269)
                                                 =========        ==========              ==========       =========

Because share value is equal to $1.00,
dollar amounts and share amounts are identical.

As of September 30, 1995
Shares Authorized                                Unlimited                                 Unlimited
Par Value Per Share                             $     .001                                $     .001
Paid in Capital                                 $  167,258                                $   72,886
---------------------------------------------------------------------------------------------------------------------



                        See Notes to Financial Statements
================================================================================

================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     The SAFECO Money Market Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Money Market Fund ("Money Fund") and SAFECO Tax-Free Money Market Fund ("Tax-Free Money Fund") (together the "Funds").

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION. Investments consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of each portfolio is the same for financial statement and federal income tax purposes.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. In the Tax-Free Money Fund, securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Tax-Free Money Fund segregates liquid assets in an amount equal to the total obligation.

     INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums and original issue discounts are amortized to either call or maturity dates; market discounts in the Money Fund are amortized.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month.

     FEDERAL INCOME AND EXCISE TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. The Tax-Free Money Fund intends to satisfy conditions which will enable it to designate its dividends from net investment income as tax-exempt dividend distributions.



================================================================================

================================================================================

                                   (Unaudited)


2.   INVESTMENT ADVISORY FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES

     SAFECO Asset Management Company receives investment advisory fees from the Funds. For the Money Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $250 million declining in three levels to 25/100 of one percent on net assets over $750 million. For the Tax-Free Money Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $100 million declining in three levels to 20/100 of one percent on net assets over $500 million. SAFECO Services Corporation receives shareholder servicing fees.

     The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates. On September 30, 1995, the Tax-Free Money Market Fund had a loan outstanding with SAFECO Services Corporation of $15,660. The note was repaid on October 2, 1995.

3.   FINANCIAL HIGHLIGHTS


SAFECO MONEY MARKET FUND


                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                     SEPTEMBER 30                           FOR THE YEAR ENDED MARCH 31
                                                     ------------------------------------------------------------------
(For a Share Outstanding Throughout the Period)              1995          1995         1994          1993         1992
=======================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                  $    1.00     $    1.00    $    1.00     $    1.00    $    1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.03          0.04         0.02          0.03         0.05

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.03)        (0.04)       (0.02)        (0.03)       (0.05)
                                                        ---------     ---------    ---------     ---------    ---------

NET ASSET VALUE AT END OF PERIOD                        $    1.00     $    1.00    $    1.00     $    1.00    $    1.00
                                                        =========     =========    =========     =========    =========

TOTAL RETURN                                                 2.63%**       4.20%        2.48%         2.98%        5.04%

NET ASSETS AT END OF PERIOD (000'S OMITTED)             $ 167,258     $ 171,958    $ 186,312     $ 144,536    $ 184,823
RATIO OF EXPENSES TO AVERAGE NET ASSETS                      0.83%*        0.78%        0.79%         0.77%        0.73%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS         5.38%*        4.21%        2.47%         3.02%        5.05%
-----------------------------------------------------------------------------------------------------------------------

*  Annualized
** Not Annualized



================================================================================

================================================================================

                                   (Unaudited)

3.   FINANCIAL HIGHLIGHTS


SAFECO TAX-FREE MONEY MARKET FUND


                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                     SEPTEMBER 30                           FOR THE YEAR ENDED MARCH 31
                                                     ------------------------------------------------------------------
(For a Share Outstanding Throughout the Period)              1995          1995         1994          1993         1992
=======================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                   $   1.00     $    1.00     $   1.00     $    1.00     $   1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.02          0.03         0.02          0.03         0.04

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.02)        (0.03)       (0.02)        (0.03)       (0.04)
                                                         --------     ---------     --------     ---------     --------

NET ASSET VALUE AT END OF PERIOD                         $   1.00     $    1.00     $   1.00     $    1.00     $   1.00
                                                         ========     =========     ========     =========     ========

TOTAL RETURN                                                 1.76%**       2.84%        1.98%         2.53%        3.94%

NET ASSETS AT END OF PERIOD (000'S OMITTED)              $ 72,886     $  77,320     $ 94,589     $  82,098     $ 79,849
RATIO OF EXPENSES TO AVERAGE NET ASSETS                      0.67%*        0.64%        0.64%         0.61%        0.62%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS         3.54%*        2.79%        1.96%         2.48%        3.83%
-----------------------------------------------------------------------------------------------------------------------

*  Annualized.
** Not Annualized.


================================================================================
                                     - 17 -

================================================================================


SAFECO MONEY MARKET FUNDS                                         -------------
                                                                    BULK RATE
BOARD OF TRUSTEES                                                  U.S. POSTAGE
BOH A. DICKEY, CHAIRMAN                                              P A I D
BARBARA J. DINGFIELD                                                 SAFECO
RICHARD W. HUBBARD                                                INSURANCE CO.
RICHARD E. LUNDGREN                                               -------------
L.D. MCCLEAN
LARRY L. PINNT
JOHN W. SCHNEIDER

OFFICERS
DAVID F. HILL, PRESIDENT
RONALD L. SPAULDING,
   VICE PRESIDENT AND TREASURER
NEAL A. FULLER
   VICE PRESIDENT AND CONTROLLER

INVESTMENT ADVISER
SAFECO ASSET
   MANAGEMENT COMPANY

DISTRIBUTOR
SAFECO SECURITIES, INC.

TRANSFER AGENT
SAFECO SERVICES CORPORATION

CUSTODIAN
U.S. DANK OF WASHINGTON N.A.